Summarized financial position and profit or loss of ANN (Details) (Parenthetical) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
InvestmentInJointVentureLineItems [Line Items]
Depreciation expense	₨ 20,336	₨ 14,307	₨ 14,752
Adventure and Nature Network Pvt. Ltd. [member]
InvestmentInJointVentureLineItems [Line Items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Depreciation expense			86
Joint ventures [member]
InvestmentInJointVentureLineItems [Line Items]
Advanced loan amount	57,200	57,200
Loan outstanding impairment of interest	73,719	73,719
Expected credit loss		₨ 1,000	₨ 72,719